Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Cash Flows [Abstract]
Cash Acquired from Acquisition	$ 5,638	$ 0
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income			99,041	114,973	90,845
Net income attributable to The WhiteWave Foods Company	66,767	55,207	99,041	113,694	107,395
Reversal Of Asset Disposal And Exit Costs	(703)	0
(Income) loss from discontinued operations			0	(2,056)	27,105
Gain on sale of discontinued operations, net			0	(403)	(3,616)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	54,868	39,975	81,905	74,354	67,990
Noncash Dividend Received	(410)	(74)
Share-based compensation expense	15,426	10,093	18,931	9,529	6,246
Income (Loss) from Equity Method Investments	542	0
Amortization of debt issuance costs	1,448	1,207	2,414	1,030	2,513
Loss on disposals and other, net			1,909	8,617	2,361
Increase (Decrease) in Operating Capital	(19,401)	(60,552)
Loss on asset disposal	1,189	(847)	18,109	0	0
Deferred income taxes	(6,463)	18,582	(45)	(822)	31,020
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments	4,356	(8,150)
Mark-to-market on interest rate swaps			(3,410)	1,151	0
Payments to Acquire Interest in Joint Venture	(47,285)
Payments to Acquire Businesses, Net of Cash Acquired	(603,373)
Other	130	301	(1,933)	3,131	1,618
Changes in operating assets and liabilities, net of acquisitions/divestitures:
Trade receivables, net			(46,192)	(2,419)	(9,650)
Related party receivables			17,912	(6,827)	(444)
Inventories			(7,964)	(18,509)	(18,488)
Prepaid expenses and other assets			(2,951)	1,017	(4,030)
Accounts payable, accrued expenses, and other long-term liabilities			8,695	46,039	27,542
Proceeds from Issuance of Long-term Debt	500,000
Income taxes payable			(1,480)	10,287	495
Net cash provided by operating activities - continuing operations	117,749	55,742	184,941	239,092	221,507
Net cash provided by (used in) operating activities - discontinued operations			0	(2,571)	19,054
Net cash provided by operating activities			184,941	236,521	240,561
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for property, plant, and equipment	(139,850)	(53,021)	(131,769)	(102,931)	(126,755)
Payments Related to Tax Withholding for Share-based Compensation	(3,491)
Proceeds from recoveries			0	3,356	0
Proceeds from sale of fixed assets	122	61,956	92,352	1,490	710
Net cash provided by (used in) investing activities	(790,386)	8,935	(39,417)	(98,085)	(126,045)
Net cash provided by (used in) investing activities - discontinued operations			0	5,900	(217)
Net cash provided by (used in) investing activities			(39,417)	(92,185)	(126,262)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering, net of offering costs			0	367,540	0
Proceeds from the issuance of Term A-1 and Term A-2 facilities			0	500,000	0
Repayment of intercompany notes to Dean Foods			0	(1,155,000)	0
Distributions to Dean Foods, net		(871)	(871)	(130,844)	(109,667)
Conversion Of Common Stock Into Unvested Restricted Shares	956
Repayment of debt	(10,000)	(7,500)	(15,000)	0	0
Payment of capital lease obligations	(508)		0	0	(100)
Proceeds from revolver line of credit	489,850	307,600	624,150	519,200	0
Payments for revolver line of credit	(340,060)	(359,050)	(727,050)	(238,650)	0
Proceeds from receivables-backed facility			0	150,735	319,671
Payments for receivables-backed facility			0	(166,650)	(303,756)
Proceeds from exercise of stock options	1,281		1,298	0	0
Tax savings on shared-based compensation	3,196		515	0	0
Payment of deferred financing costs	(3,378)	(16)	(16)	(12,403)	0
Capital contribution from (distribution to) non-controlling interest			0	(6,046)	6,754
Net cash provided by (used in) financing activities - continuing operations	636,890	(59,837)	(116,974)	(172,118)	(87,098)
Net cash provided by (used in) financing activities - discontinued operations			0	(269)	(498)
Net cash provided by (used in) financing activities			(116,974)	(172,387)	(87,596)
Effect of exchange rate changes on cash and cash equivalents	595	(2,100)	3,182	437	(3,528)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(35,152)	2,740	31,732	(27,614)	23,175
Cash and cash equivalents, beginning of period	101,105	69,373	69,373	96,987	73,812
Cash and cash equivalents, end of period	65,953	72,113	101,105	69,373	96,987
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest and financing charges, net of capitalized interest			16,556	15,217	15,478
Cash paid for taxes			47,063	45,302	27,420
Non-cash activity - Note received as consideration in sale of inventory			6,422	0	0
Non-cash activity - Unpaid purchases of plant and equipment	32,854		23,710	0	0
Non-cash activity - Distribution to Dean Foods		22,950	27,773	0	0
Non-cash activity - Contribution from Dean Foods		10,797	10,797	0	0
Non-cash activity - Settlement of allocated portion of Dean Foods' debt			0	440,255	0
Non-cash activity - Contribution by Dean Foods in exchange for Class B common stock			0	424,962	0
Non-cash activity - Novation of Dean Foods' interest rate swap liabilities			0	68,858	0
Non-cash activity - Issuance of intercompany notes to Dean Foods			$ 0	$ 1,155,000	$ 0